Contract Assets - Summary of Contract Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Jan. 01, 2021 SGD ($)
Disclosure Of Detailed Information About Current Contract Asset [Line Items]
Unbilled receivables	$ 43,736	$ 58,808	$ 49,365	$ 46,842